Share-based Payments (Details) - AUD ($)				12 Months Ended
		Dec. 12, 2022	Mar. 01, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 28, 2023	Jun. 13, 2023	Jun. 28, 2022
Share-based Payments (Details) [Line Items]
Unlisted options issued				2,500,000
Exercise price (in Dollars per share)				$ 0.28
Options expire				Jun. 13, 2025
Unlisted placement options					140,000
Number of option vested
Weighted average contractual life				11 months 6 days	14 months 18 days
Option exercised
Share-based payments expense (in Dollars)	[1]			$ 105,000	$ 7,452,583
Share price (in Dollars per share)				$ 0.21
Bottom of Range [Member]
Share-based Payments (Details) [Line Items]
Exercise price (in Dollars per share)				0.35	$ 0.6
Top of Range [Member]
Share-based Payments (Details) [Line Items]
Exercise price (in Dollars per share)				$ 1.5		$ 1.5
Director [Member]
Share-based Payments (Details) [Line Items]
Unlisted options issued					700,000
Evolution Capital Pty [Member]
Share-based Payments (Details) [Line Items]
Exercise price (in Dollars per share)								$ 0.35
Options Outstanding [Member]
Share-based Payments (Details) [Line Items]
Number of options outstanding					7,786,958
Valuation of Options [Member]
Share-based Payments (Details) [Line Items]
Options issued				2,500,000	840,000
Share-based payments expense (in Dollars)				$ 702,383	$ 138,012
Performance Rights [Member]
Share-based Payments (Details) [Line Items]
Shares issued					100,000		500,000		500,000
Rights exercised				500,000
Performance Rights [Member] | Bottom of Range [Member]
Share-based Payments (Details) [Line Items]
Share based payment due to vest					Nov. 06, 2022
Performance Rights [Member] | Top of Range [Member]
Share-based Payments (Details) [Line Items]
Share based payment due to vest					Nov. 06, 2023
Performance Rights [Member] | Mr Vlado Bosanac [Member]
Share-based Payments (Details) [Line Items]
Option exercised			2,000,000
Vested performance rights were exercised		10,000,000	2,000,000

[1]	The fair value of equity settled transactions with employees, directors and suppliers is apportioned over the period from grant date to vesting date. See Note 31 for details of transactions vesting within the financial year.